Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 11, 2023	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 3,300,000		$ 6,151,288			$ 20,374,218
Wainwright [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock commission percent		3.00%
Wainwright [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock		$ 2,650,000